Fair Value Measurements - Summary of Assets Measured at Fair Value on a Recurring Basis (Detail)	Dec. 31, 2020 USD ($)
Assets:
Cash and marketable securities held in Trust Account	$ 202,029,414
Level 1
Assets:
Cash and marketable securities held in Trust Account	$ 202,029,414